Unaudited Condensed consolidated interim statements of financial position - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022
Current assets
Cash and cash equivalents	$ 3,912	$ 6,284	$ 8,434
Other investment	130	136	137
Restricted deposits	0	24	0
Receivables	513	670	2,237
Total current assets	4,555	7,114	10,808
Non-current assets
Restricted deposits	309	331	380
Other investment	698	1,156	1,209
Right-of-use asset	3,036	3,400	3,612
Intangible assets	0	0	12,360
Fixed assets, net	2,238	3,315	4,653
Total non-current assets	6,281	8,202	22,214
Total Assets	10,836	15,316	33,022
Current liabilities
Trade payables	251	745	779
Other payables	1,703	2,303	2,174
Current maturities of lease liabilities	351	394	428
Derivative instrument	4,990	882	0
Total current liabilities	7,295	4,324	3,381
Non-current liabilities
Long-term lease liabilities	2,845	3,109	3,247
Total non-current liabilities	2,845	3,109	3,247
Capital
Share capital and premium on shares	74,992	73,234	70,476
Capital reserves	3,465	3,811	3,943
Currency translation differences reserve	126	(1,424)	(1,898)
Accumulated deficit	(77,887)	(67,738)	(46,127)
Total capital	696	7,883	26,394
Total liabilities and capital	$ 10,836	$ 15,316	$ 33,022